Intangible assets, net (Tables)	12 Months Ended
Dec. 31, 2023
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Intangible assets
Intangible assets consisted of the following:

	As of December 31,
	2022	2023
	(in thousands)
Amortized intangible assets with finite lives:
Cost: Trademarks (Note a)	—	3,425
Less: Accumulated depreciation and amortization	—	—

Intangible assets, net	—	3,425

Schedule of amortization expenses related to the intangible assets for future periods
As of December 31, 2023, amortization expenses related to the intangible assets for future periods are estimated to be as follows:

Amounts
(in thousands)
Year Ending December 31,
2024	381
2025	381
2026	381
2027	381
2028 and after	1,901

3,425